Equity	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Equity
19.	Equity

a)	Issued capital and authorized shares, all registered and without par value

	Company’s capital is - R$	Common shares	Preferred shares
At December 31, 2018	2,209,415	928,965,058	326,631,190
At December 31, 2017	2,163,377	928,965,058	321,753,720

Conversion of shares

Each common share entitles its holder to 1 (one) vote in the General Shareholders’ Meeting. Preferred shares of any class are not entitled to vote. Preferred shares have: i) priority of reimbursement of capital upon liquidation; ii) the right to be included in a public offering of the Company for a purchase of shares upon transfer of the Company’s control for the same conditions as the common shareholders and for a price per share equivalent to seventy-five (75) times the price per share paid to the controlling shareholder; iii) in case of the Company’s liquidation, the right to receive amounts equivalent to seventy-five (75) times the price per common share upon splitting of the remaining assets among the shareholders; and iv) the right to receive dividends in an amount equivalent to seventy-five (75) times the price paid per common share.

Issuance of shares and issued capital

i.	IPO

On April 10, 2017, the Company approved a capital increase in the total amount of R$1,323,000 for the subscription of 63,000,000 preferred shares of Azul.

On April 19, 2017, the Company concluded its global initial public offering (“IPO”) of 96,239,837 shares of preferred stock, of which 63,000,000 preferred shares were offered by Azul and 33,239,837 preferred shares were offered by selling shareholders, at an offering price of R$21.00 per preferred share and US$20.06 per ADS (each ADS represents three preferred shares).

ii.	Exercise of stock options

During the year ended December 31, 2018, and 2017, the Company issued shares in the amount of R$46,038 and R$13,276 comprised of 4,877,470 and 4,182,454 preferred shares in connection with the exercise of stock options.

b)	Share issuance costs

In relation to the costs of transaction and premium on the issuance of marketable securities, the Company accounted for the underwriter fees and other offering costs directly attributable to the IPO as a deduction from equity, net of tax effects. The amounts recorded are as follows:

December 31, 2017
Shared issued costs	68,596
Tax credits from income tax and social contribution	(23,320)

Shared issued costs, net	45,276

Additional share issuance costs of R$26,007 were recognized in 2017 in relation to the obligation to HNA arising from the capital contribution.

c)	Capital reserve

i.

The share-based payment reserve is used to recognize the value of equity-settled share-based payments provided to employees, including key management personnel, as part of their compensation. For the year ended December 31, 2018, the Company recognized compensation expense for an amount of R$22,930 (December 31, 2017 – R$29,889).

ii.

As of April 10, 2017, the Company recognized the amount in excess of par value of the shares issued at IPO in capital reserves in the total amount of R$646,479 net of foreign exchange loss of R$15,021.

iii.	As of December 31, 2017, the Company recognized the amount in excess of par value of the shares issued to exercise for stock options in capital reserves in the total amount of R$10,186.

iv.

As of December 31, 2018, the Company recognized a reduction to equity for the amount of R$3,967 related to 537,806 shares issued to the Company’s key management personnel, in connection with the share based option plan, not yet fully paid.

d)	Dividends

According to the by-laws of the Company, unless the right is waived by all shareholders, the shareholders are guaranteed a minimum mandatory dividend equal to 0.1% of net income of the Company after the deduction of legal reserve, contingency reserves, and the adjustment prescribed by Law No. 6,404/76 (Brazilian Corporate Law). If the Company has accumulated losses, there will be no distribution of dividends.

Interest paid on equity, which is deductible for income tax purposes, may be deducted from the minimum mandatory dividends to the extent that it has been paid or credited. Interest paid on equity is treated as dividend payments for accounting purposes.

The Company has not distributed dividends for the year ended December 31, 2018 and 2017 as they were waived by the shareholders.

e)	Other comprehensive loss

Changes in fair value of derivative instruments designated as cash flow hedges are recognized in other comprehensive loss, net of tax effects, for a loss of R$117,324 and R$11,192, as of December 31, 2018 and 2017 (net of R$36,645 and R$3,495 tax effect) respectively.

f)	Treasury shares

	Number of shares	R$
At December 31, 2017	103,000	2,745
Purchased	447,000	12,179
Cancelled	(217,020)	(4,374)

At December 31, 2018	332,980	10,550